Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 28, 2023
Fidelity Advisor Value Strategies Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(12.92%)
Past 5 years	6.67%
Past 10 years	9.34%
Fidelity Advisor Value Strategies Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.51%)
Past 5 years	5.05%
Past 10 years	7.61%
Fidelity Advisor Value Strategies Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.40%)
Past 5 years	4.90%
Past 10 years	7.15%
Fidelity Advisor Value Strategies Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(9.25%)
Past 5 years	7.10%
Past 10 years	9.31%
Fidelity Advisor Value Strategies Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(11.05%)
Past 5 years	6.93%
Past 10 years	9.36%
Fidelity Advisor Value Strategies Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(7.38%)
Past 5 years	8.20%
Past 10 years	10.26%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%